June 23, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust II (the "Trust")
         Newport Greater China Fund (the "Fund")
         File Nos. 811-3009 & 2-66976

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus, Prospectus Supplement and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 30 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on June 23, 1997.

Very truly yours,

NEWPORT GREATER CHINA FUND



By:_________________________________
     Ellen Harrington
     Assistant Secretary


Enclosures

cc:       N. Antoun
          P. MacDougall
          M.C. Telman
          T. Tuttle
          T. Zhang
          C. Legallet
          D. Young (2)